Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables.
Schedule of trade and other payables

	2022	2021
	$’000	$'000

Current
Trade payables	442,959	342,841
Deferred revenue	86,363	20,435
Withholding tax payable	5,820	4,517
Payroll and other related statutory liabilities	45,331	53,446
VAT payables	51,103	37,973
Other payables	37,573	40,220
	669,149	499,432

Non-current
Other payables	1,459	312
	1,459	312

*      Included in deferred revenue is $22.9 million (2021: $2.8 million, 2020: $0.6 million) which relates to contract liabilities. The contract liabilities relating to December 31, 2021 were fully recognized in revenue during the year end December 31, 2022.